Advances to Suppliers - Third Parties and A Related Party, Net	12 Months Ended
Dec. 31, 2017
Advances to Suppliers - Third Parties and Related Party, Net [Abstract]
ADVANCES TO SUPPLIERS - THIRD PARTIES AND A RELATED PARTY, NET
7.	ADVANCES TO SUPPLIERS – THIRD PARTIES AND A RELATED PARTY, NET

Advances to suppliers – third parties and a related party as of December 31, 2017 and 2016 consist of the following:

	2017	2016
Advances to suppliers - third parties	$386,241	$44,465
Advances to a related party (prepaid compensation) – Mr. Ping Chen		194,311
Less: Impairment	-	-
	$386,241	$238,776

During the years ended December 31, 2017, 2016 and 2015, impairment charges on advances to suppliers from continuing operations were $nil, $(1,095) and $429, respectively. During the years ended December 31, 2016 and 2015, impairment charges on advances to suppliers from discontinued operations were $32,321 and $310,991, respectively.